Transactions with Related Parties (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of balances with related parties [Abstract]
Related party prepaid expense - media Space from Keshet (a related party of eventer) see note 4. B.	$ 1,225
Other receivables (a related party of eventer and Jeff Brands)	51
Current assets with related parties	1,276
Compensation to key management personnel	180	139
Related party liability relating to license to use software from Screenz cross media Ltd (a related party of Eventer)- see note 4. B	1,346
Current Liabilities of Jeff’s Brands to related parties	330
Other Accrued expenses to related parties of Eventer	33
Current liabilities with related parties	$ 1,889	$ 139